Quarterly Holdings Report
for
Fidelity® Fund
September 30, 2023
FID-NPRT1-1123
1.808776.119
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 11.6%
Entertainment - 0.2%
Activision Blizzard, Inc.	157,800	14,775
Interactive Media & Services - 11.4%
Alphabet, Inc.:
Class A (a)	4,194,200	548,853
Class C (a)	430,000	56,696
Meta Platforms, Inc. Class A (a)	312,700	93,876
		699,425
TOTAL COMMUNICATION SERVICES		714,200
CONSUMER DISCRETIONARY - 8.0%
Broadline Retail - 2.3%
Amazon.com, Inc. (a)	1,123,000	142,756
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A (a)	20,400	2,799
Household Durables - 1.3%
Lennar Corp. Class A	86,700	9,730
NVR, Inc. (a)	2,570	15,326
PulteGroup, Inc.	488,280	36,157
TopBuild Corp. (a)	81,400	20,480
		81,693
Specialty Retail - 4.3%
AutoZone, Inc. (a)	24,600	62,484
Lowe's Companies, Inc.	243,400	50,588
O'Reilly Automotive, Inc. (a)	66,400	60,348
The Home Depot, Inc.	300,200	90,708
		264,128
TOTAL CONSUMER DISCRETIONARY		491,376
CONSUMER STAPLES - 4.4%
Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	240,300	135,760
Walmart, Inc.	45,700	7,309
		143,069
Household Products - 2.1%
Kimberly-Clark Corp.	323,300	39,071
Procter & Gamble Co.	615,000	89,704
		128,775
TOTAL CONSUMER STAPLES		271,844
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc.	80,000	13,277
Chevron Corp.	396,400	66,841
Exxon Mobil Corp.	510,000	59,966
Marathon Petroleum Corp.	316,000	47,823
Occidental Petroleum Corp.	150,000	9,732
		197,639
FINANCIALS - 10.3%
Banks - 1.7%
JPMorgan Chase & Co.	730,000	105,865
Capital Markets - 3.7%
Ameriprise Financial, Inc.	121,521	40,063
Morgan Stanley	595,300	48,618
MSCI, Inc.	186,559	95,720
S&P Global, Inc.	111,000	40,561
T. Rowe Price Group, Inc.	17,900	1,877
		226,839
Financial Services - 3.7%
Adyen BV (a)(b)	2,400	1,779
Apollo Global Management, Inc.	287,679	25,822
MasterCard, Inc. Class A	232,300	91,970
Visa, Inc. Class A	470,000	108,105
		227,676
Insurance - 1.2%
Arthur J. Gallagher & Co.	303,600	69,200
Progressive Corp.	57,200	7,968
		77,168
TOTAL FINANCIALS		637,548
HEALTH CARE - 16.0%
Biotechnology - 2.3%
Gilead Sciences, Inc.	222,300	16,659
Regeneron Pharmaceuticals, Inc. (a)	91,200	75,054
Vertex Pharmaceuticals, Inc. (a)	145,042	50,437
		142,150
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	186,000	9,821
DexCom, Inc. (a)	329,000	30,696
Edwards Lifesciences Corp. (a)	336,300	23,299
Intuitive Surgical, Inc. (a)	70,100	20,490
ResMed, Inc.	256,300	37,899
		122,205
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	455,428	39,540
Centene Corp. (a)	574,100	39,544
McKesson Corp.	114,300	49,703
Molina Healthcare, Inc. (a)	20,500	6,722
UnitedHealth Group, Inc.	330,198	166,483
		301,992
Life Sciences Tools & Services - 2.9%
Danaher Corp.	350,500	86,959
Mettler-Toledo International, Inc. (a)	6,400	7,092
Thermo Fisher Scientific, Inc.	168,500	85,290
		179,341
Pharmaceuticals - 3.9%
Eli Lilly & Co.	296,400	159,205
Merck & Co., Inc.	544,900	56,097
Zoetis, Inc. Class A	126,400	21,991
		237,293
TOTAL HEALTH CARE		982,981
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.0%
Howmet Aerospace, Inc.	671,300	31,048
TransDigm Group, Inc. (a)	38,800	32,713
		63,761
Building Products - 0.6%
Carrier Global Corp.	720,000	39,744
Commercial Services & Supplies - 0.2%
Copart, Inc.	260,000	11,203
Construction & Engineering - 0.2%
Quanta Services, Inc.	63,815	11,938
Electrical Equipment - 1.1%
AMETEK, Inc.	65,400	9,664
Eaton Corp. PLC	251,900	53,725
Vertiv Holdings Co.	155,200	5,773
		69,162
Ground Transportation - 0.7%
Old Dominion Freight Lines, Inc.	99,800	40,832
Machinery - 1.8%
Otis Worldwide Corp.	339,700	27,281
PACCAR, Inc.	260,000	22,105
Parker Hannifin Corp.	150,800	58,740
		108,126
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	34,500	23,868
TOTAL INDUSTRIALS		368,634
INFORMATION TECHNOLOGY - 37.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	14,790	2,720
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	610,000	51,234
IT Services - 0.5%
Accenture PLC Class A	107,400	32,984
Semiconductors & Semiconductor Equipment - 10.9%
Analog Devices, Inc.	285,400	49,971
Arm Holdings Ltd. ADR (c)	56,500	3,024
ASML Holding NV (depository receipt)	74,200	43,679
Broadcom, Inc.	137,000	113,789
KLA Corp.	170,000	77,972
Lam Research Corp.	106,100	66,500
Monolithic Power Systems, Inc.	56,200	25,964
NVIDIA Corp.	514,500	223,802
NXP Semiconductors NV	27,777	5,553
ON Semiconductor Corp. (a)	659,000	61,254
		671,508
Software - 15.7%
Adobe, Inc. (a)	95,000	48,441
Autodesk, Inc. (a)	85,589	17,709
Cadence Design Systems, Inc. (a)	262,500	61,504
Fortinet, Inc. (a)	1,173,000	68,832
Microsoft Corp.	2,083,000	657,705
Roper Technologies, Inc.	66,000	31,962
Salesforce, Inc. (a)	294,500	59,719
Synopsys, Inc. (a)	50,000	22,949
		968,821
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	3,489,900	597,506
TOTAL INFORMATION TECHNOLOGY		2,324,773
MATERIALS - 0.3%
Metals & Mining - 0.3%
Steel Dynamics, Inc.	200,000	21,444
UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	805,000	46,118
TOTAL COMMON STOCKS (Cost $2,706,437)		6,056,557

Money Market Funds - 1.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	104,776,641	104,798
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	3,200,380	3,201
TOTAL MONEY MARKET FUNDS (Cost $107,997)		107,999

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,814,434)	6,164,556
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,256)
NET ASSETS - 100.0%	6,162,300

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,779,000 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	155,558	324,244	375,004	1,417	-	-	104,798	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	45,131	41,930	12	-	-	3,201	0.0%
Total	155,558	369,375	416,934	1,429	-	-	107,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.